Financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	R$ 325,150	R$ 314,953
Current	24,421	32,137
Non-current	300,729	282,816
Accounts Payable To Selling Shareholders Earn Outs [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	3,337	20,067
Accounts Payable To Selling Shareholders Unidom [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	R$ 321,813	R$ 294,886